Related Party Transactions - Additional Information (Detail) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014 Subsidiary	Jun. 30, 2013	Jun. 30, 2014 Subsidiary	Jun. 30, 2013	Dec. 31, 2013 Subsidiary	Dec. 31, 2012	Dec. 31, 2011
Related Party Transaction [Line Items]
Dean Foods corporate cost allocation					$ 50,700,000		$ 32,700,000
Transaction costs related to initial public offering					17,500,000
Number of subsidiaries involved in agreement	2		2		2
Renewal of agreement			1 year		1 year
Net sales to related parties		15,163,000		37,062,000	37,063,000	109,513,000	108,921,000
Related party license income					0	36,034,000	42,680,000
Interest income					0	6,400,000	6,100,000
Loans receivable, basis spread on variable rate					2.00%	2.00%	2.00%
Basis for interest term on loan					LIBOR plus 2%	LIBOR plus 2%	LIBOR plus 2%
Dean Foods Net Investment [Member]
Related Party Transaction [Line Items]
Expenses related to transaction with related party	700,000	7,200,000	1,600,000	16,700,000	19,000,000	5,400,000
Net sales to related parties	$ 200,000	$ 800,000	$ 400,000	$ 2,500,000	$ 3,000,000	$ 2,600,000
Suiza Dairy Group LLC and Dean Dairy Holdings LLC [Member]
Related Party Transaction [Line Items]
Agreement term			1 year		1 year
Number of renewal options			4		4
Suiza Dairy Group LLC and Dean Dairy Holdings LLC [Member] | Sales and Distribution Agreement [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Agreement term					18 months
Suiza Dairy Group LLC and Dean Dairy Holdings LLC [Member] | Co-Packing Agreement [Member]
Related Party Transaction [Line Items]
Agreement term					18 months